May 31, 2016
Federated Municipal Securities Fund, Inc.

CLASS A SHARES (TICKER LMSFX)
CLASS B SHARES (TICKER LMSBX)
CLASS C SHARES (TICKER LMSCX)
CLASS F SHARES (TICKER LMFFX)

SUPPLEMENT TO SUMMARY PROSPECTUS, PROSPECTUS AND STATEMENT OF ADDITIONAL INFORMATION DATED MAY 31, 2016

The Board of Directors of Federated Municipal Securities Fund, Inc. (the "Fund") approved the repositioning of the Fund's investment strategy to provide the Fund greater flexibility with regard to maturity, credit exposure and tactical strategies to implement opportunities across various market cycles. As part of this repositioning, effective July 27, 2017, the name of the Fund will change to "Federated Municipal Bond Fund, Inc."

The related changes to the Fund's investment strategy are summarized below:

■ Remove disclosure in the Fund's prospectus related to its current strategy to invest at least a majority of its assets in long-term, tax-exempt securities (i.e., securities with stated maturities of 10 years or more); and

■ Allow investments in bonds subject to the alternative minimum tax (AMT).

Shareholders will receive a revised prospectus which describes the investment strategy and related risk changes in detail and reflects the Fund's name change on or about July 27, 2017.

In addition, the Fund will change its broad-based securities market index (i.e., its benchmark) from the S&P Municipal Investment Grade Index to the S&P Municipal Bond Index, and the supplemental benchmark from the S&P Municipal Investment Grade 3-Year Plus Non-AMT to the S&P Municipal Bond 3-Year Plus Index.

Effective as of July 27, 2017, the Fund will offer Institutional Shares.